STOCK OPTIONS AND WARRANTS (Details) - USD ($)	6 Months Ended	12 Months Ended
	Jun. 30, 2024	Dec. 31, 2023	Dec. 31, 2022
Number of Shares Outstanding, Beginning balance	0
Number of Shares Outstanding, Ending balance		0
Number of Shares Exercisable		0
Number of Shares Exercisable		0
Stock Option [Member]
Number of Shares Outstanding, Beginning balance			37,000
Number of Shares Outstanding, Expired			(37,000)
Weighted Average Exercise Price Outstanding, Beginning balance			$ 1.32
Weighted Average Exercise Price Exercisable, Ending balance		$ 0
Weighted Average Remaining Contractual Term Outstanding, Beginning			3 days
Aggregate Intrinsic Value Outstanding, Beginning balance			$ 75,850
Weighted Average Exercise Price Exercisable		$ 0
Aggregate Intrinsic Value Exercisable		$ 0
Aggregate Intrinsic Value Exercisable		$ 0
Warrants [Member]
Number of Shares Outstanding, Beginning balance	8,561,476	8,561,476	4,194,236
Number of Shares Outstanding, Granted	0	7,524,933	7,524,933
Number of Shares Outstanding, Expired	(3,096)	(5,307)	(5,307)
Number of Shares Outstanding, Forfeited	0		424,767
Number of Shares Outstanding, Exercised	0	(3,152,386)	(3,152,386)
Number of Shares Outstanding, Ending balance	8,558,380	8,561,476	8,561,476
Number of Shares Exercisable	8,558,380	8,548,142
Weighted Average Exercise Price Outstanding, Beginning balance	$ 3.91	$ 3.91	$ 8.31
Weighted Average Exercise Price, Granted	0.00	1.65	1.65
Weighted Average Exercise Price Outstanding, Ending balance	3.89	3.91	$ 3.91
Weighted Average Exercise Price Exercisable, Ending balance	$ 3.89	$ 3.91
Weighted Average Remaining Contractual Term Outstanding, Beginning	4 years 7 months 20 days	5 years 15 days	5 years 14 days
Weighted Average Remaining Contractual Term, Granted		4 years 2 months 4 days	5 years 1 month 17 days
Number of Shares Exercisable	8,558,380	8,548,142
Weighted Average Remaining Contractual Term Outstanding, Ending	4 years 7 months 17 days	4 years 7 months 20 days	5 years 14 days
Weighted Average Remaining Contractual Term Exercisable	4 years 7 months 17 days	4 years 7 months 20 days
Aggregate Intrinsic Value Outstanding, Beginning balance	$ 18,801	$ 18,801	$ 2,562,621
Weighted Average Exercise Price Exercisable	$ 3.89	$ 3.91
Aggregate Intrinsic Value Outstanding, Ending balance	$ 13,867	$ 18,801	$ 18,801
Aggregate Intrinsic Value Exercisable	13,867	18,801
Aggregate Intrinsic Value Exercisable	$ 13,867	$ 18,801